UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                               (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2012
March 31, 2012
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sector Rotation Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Sector Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between The Sector Rotation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sector Rotation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks:  investments in ETF’s, foreign securities risk, inverse correlation risk, short sales risk, derivative risk, leverage risk, market risk, small-cap and mid-cap securities risk, fixed income risk, management style risk, manager risk, non-diversified fund risk, sector focus risk, portfolio turnover risk, and operating risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.navfx.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2012.

For More Information on Your Sector Rotation Fund:

See Our Web site @ www.navfx.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of March 31, 2012
	Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS - 80.85%

Consumer Services - 4.80%
iShares Dow Jones US Consumer Services Sector Index Fund	15,000	$ 1,214,850
		1,214,850
Fixed Income - 16.96%
iShares iBoxx $ High Yield Corporate Bond Fund	15,000	1,360,778
* ProShares UltraShort 20+ Year Treasury	40,000	818,000
SPDR Barclays Capital High Yield Bond ETF	27,000	1,062,990
SPDR Barclays Capital TIPS ETF	18,000	1,050,300
		4,292,068
International - 9.56%
iShares MSCI Canada Index Fund	10,000	283,400
iShares MSCI Japan Index Fund	55,000	559,625
iShares MSCI Singapore Index Fund	50,000	644,500
iShares MSCI Switzerland Index Fund	20,000	500,600
iShares MSCI United Kingdom Index Fund	25,000	432,500
		2,420,625
Large Cap - 44.05%
ProShares Ultra S&P 500	25,000	1,459,025
SPDR S&P 500 ETF Trust	22,000	3,097,820
SPDR S&P Dividend ETF	91,000	5,154,240
Vanguard Value ETF	25,000	1,442,000
		11,153,086
Small Cap - 2.41%
iShares S&P SmallCap 600 Index Fund	8,000	610,480
		610,480
Technology - 3.07%
iShares Dow Jones US Technology Sector Index Fund	10,000	778,100
		778,100

Total Exchange-Traded Funds (Cost $17,703,234)		20,469,209

COMMODITIES - 8.96%
* SPDR Gold Shares	14,000	2,269,680

Total Commodities (Cost $2,117,563)		2,269,680

SHORT-TERM INVESTMENT - 8.19%
§ Fidelity Institutional Money Market Funds, 0.01%	2,072,258	2,072,258

Total Short-Term Investment (Cost $2,072,258)		2,072,258

		(Continued)

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of March 31, 2012
			Value (Note 1)

Total Value of Investments (Cost $21,893,055) - 98.00%			$24,811,147

Other Assets Less Liabilities - 2.00%			505,652

Net Assets - 100%			$25,316,799

* Non-income producing investment
§ Represents 7 day effective yield

The following acronyms is used in this portfolio:
ETF - Exchange-Traded Fund
TIPS - Treasury Inflation-Protected Securities

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
ETF Consumer Services	4.80%	$1,214,850
ETF Fixed Income	16.95%	4,292,068
ETF International	9.56%	2,420,625
ETF Large Cap	44.05%	11,153,086
ETF Small Cap	2.41%	610,480
ETF Technology	3.07%	778,100
Commodities	8.97%	2,269,680
Short-Term Investment	8.19%	2,072,258
Total	98.00%	$24,811,147

See Notes to Financial Statements

Sector Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2012

Assets:
Investments, at value (cost $21,893,055)	$24,811,147
Receivables:
Investments sold	574,647
Fund shares sold	19,808
Dividends and interest	13,517
Prepaid expenses	42,631

Total assets	25,461,750

Liabilities:
Payables:
Investments purchased	101,450
Fund shares repurchased	10,004
Accrued expenses	33,497

Total liabilities	144,951

Net Assets	$25,316,799

Net Assets Consist of:
Capital	$22,414,078
Accumulated net investment loss	(595,970)
Undistributed net realized gain on investments	580,600
Net unrealized appreciation on investments	2,918,091

Total Net Assets	$25,316,799
Shares Outstanding, no par value (unlimited authorized shares)	2,227,247
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$11.37

See Notes to Financial Statements

Sector Rotation Fund

Statement of Operations
(Unaudited)

For the six month period ended March 31, 2012

Investment Income:
Dividends	$236,386

Total Investment Income	236,386

Expenses:
Advisory fees (note 2)	119,308
Administration fees (note 2)	77,551
Reorganizational expenses (note 5)	42,166

Total Expenses	239,025

Net Expenses	239,025

Net Investment Loss	(2,639)

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	804,754
Change in unrealized appreciation on investments	2,629,087

Realized and Unrealized Gain on Investments	3,433,841

Net Increase in Net Assets Resulting from Operations	$3,431,202

See Notes to Financial Statements

Sector Rotation Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the six month period and fiscal year ended	2012(a)	2011

Operations:
Net investment (loss) income	$(2,639)	$118,802
Net realized gain from investment transactions	804,754	648,727
Change in unrealized appreciation (depreciation) on investments	2,629,087	(464,544)

Net Increase in Net Assets Resulting from Operations	3,431,202	302,985

Distributions to Shareholders: (note 4)
Net investment income	(712,133)	-
Net realized gain from investment transactions	(507,707)	-

Decrease in Net Assets Resulting from Distributions	(1,219,840)	-

Capital Share Transactions:
Shares sold	2,772,155	7,951,135
Reinvested dividends and distributions	1,191,013	-
Shares repurchased	(3,047,857)	(4,267,268)

Increase from Capital Share Transactions	915,311	3,683,867

Net Increase in Net Assets	3,126,673	3,986,852

Net Assets:
Beginning of period	22,190,126	18,203,274
End of period	$25,316,799	$22,190,126

Undistributed Net Investment Income	$-	$118,802

Share Information:
Shares Sold	252,874	705,923
Reinvested Distributions	113,670	-
Shares repurchased	(277,447)	(383,748)
Net Increase in Capital Shares	89,097	322,175
Shares Outstanding, Beginning of Period	2,138,150	1,815,975
Shares Outstanding, End of Period	2,227,247	2,138,150

(a) Unaudited.

See Notes to Financial Statements

Sector Rotation Fund

Financial Highlights

For a share outstanding during the	March 31,		September 30,
six month period or fiscal year ended	2012(a)		2011	2010(b)

Net Asset Value, Beginning of Period	$10.38		$10.02	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.01)		0.06	(0.01)
Net realized and unrealized gain on securities	1.56		0.30	0.03

Total from Investment Operations	1.55		0.36	0.02

Less Distributions:
Dividends (from net investment income)	(0.32)		-	-
Distributions (from capital gains)	(0.24)		-	-

Total Distributions	(0.56)		-	-

Net Asset Value, End of Period	$11.37		$10.38	$10.02

Total Return (e)	15.38%		3.59%	0.20%	(d)

Net Assets, End of Period (in thousands)	$25,317		$22,190	$18,203

Average Net Assets for the Period (in thousands)	$24,009		$22,864	$14,130

Ratios of:
Gross Expenses to Average Net Assets (f)	1.99%	(c)	2.03%	2.58%	(c)
Net Expenses to Average Net Assets (f)	1.99%	(c)	1.65%	1.65%	(c)
Net Investment Income (Loss) to Average Net Assets	(0.02)%	(c)	0.52%	(0.11)%	(c)

Portfolio turnover rate	115.44%	(d)	227.34%	457.43%	(d)

(a) Unaudited.
(b)	For the period from December 31, 2009 (Commencement of Operations) to September 30, 2010.
(c) Annualized.
(d) Not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Sector Rotation Fund (“Fund”), formally a series of World Funds Trust (“WFT”), is a series of the Starboard Investment Trust (“Trust”).  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  The Fund is a separate non-diversified series of the Trust.  The Fund commenced operations on December 31, 2009.  Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.

The Board of Trustees (“Trustees”) of the Fund approved a Plan of Reorganization (“Plan”) on May 4, 2011 whereby the Fund would be reorganized from WFT into a newly created series of the Trust.  A special meeting of shareholders was held on June 22, 2011 resulting in approval of the Plan.

The investment objective of the Fund is to achieve capital appreciation.  Under normal circumstances, the Fund invests in Exchange-traded funds (“ETFs”).  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Sector Rotation Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Funds	$20,469,209	$20,469,209	$-	$-
Commodities	2,269,680	2,269,680	-	-
Short-Term Investment	2,072,258	-	2,072,258	-
Total Assets	$24,811,147	$22,738,889	$2,072,258	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund by Navigator Money Management, Inc. (the “Advisor”), the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.00% of the average daily net assets of the Fund.  In accordance with these terms, the Advisor earned $119,308 in advisory fees for the six month period ended March 31, 2012.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

Prior to June 27, 2011, the Advisor had contractually agreed to waive or limit its fees and to assume other operating expenses so that the ratio of total annual operating expenses was limited to 1.65% of the average net assets of the Fund.  The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of March 31, 2012 was $185,405 and expires as follows:

Expiration Date	Amount
September 30, 2013	$ 98,971
September 30, 2014	86,434
Total	$ 185,405

The recovery of any amounts is limited to situations where the repayment would not cause the Fund’s expense ratio of total annual operating expenses to exceed 1.65%.

Administrator
Under the terms of an Administration Agreement with the Trust, effective June 27, 2011, The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.650% if the average daily net assets are under $30 million and gradually decreases to an annual rate of 0.095% if the average daily net assets are $1.795 billion or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the maximum of 1.65% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums. The Fund paid $77,551 in administration fees to the Administrator for the six month period ended March 31, 2012.

Compliance Services
Nottingham Compliance Services, LLC, a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  It receives compensation for this service at an annual rate of $10,500.

Transfer Agent
Under the terms of a Dividend Disbursing and Transfer Agent Agreement with the Trust, effective June 27, 2011, Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  Transfer Agent receives compensation for its services based upon $21 per shareholder per year, subject to a minimum fee of $1,750 per month.

(Continued)

Distributor
Under the terms of a Distribution Agreement with the Trust, Capital Investment Group, Inc. (“Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor, or the Administrator.

3.	Purchases and Sales of Investment Securities

For the six month period ended March 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Six month period ended	Purchases of Securities	Proceeds from Sales of Securities
March 31, 2012	$28,490,480	$24,708,714

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended March 31, 2012.

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the tax positions in the open tax years of 2009, 2010, and 2011 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended March 31, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At March 31, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$21,893,055

Unrealized Appreciation	$2,918,091
Unrealized Depreciation	-
Net Unrealized Appreciation	2,918,091

5.	Reorganizational Expenses

As outlined in Note 1, the Trustees of the Fund approved a Plan on May 4, 2011 whereby the Fund would be reorganized from WFT into a newly created series of the Trust.  A special meeting of shareholders was held on June 22, 2011 resulting in approval of the Plan.  The Fund assumed the costs of these reorganizational expenses which amounted to $84,797 and it is being amortized over twelve months.

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.	Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Sector Rotation Fund

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Sector Rotation Fund	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,153.80	$10.74
	$1,000.00	$1,015.09	$10.05
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Sector Rotation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	Navigator Money Management, Inc.
116 South Franklin Street	Executive Park
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	1207 Route 9, Suite 10 Wappingers Falls, NY 12590

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-866-688-0028

World Wide Web @: ncfunds.com	World Wide Web @: navfx.com

Item 2. CODE OF ETHICS.

Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.     CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Mark A. Grimaldi
Date: June 4, 2012	Mark A. Grimaldi President, Treasurer, Principal Executive Officer and Principal Financial Officer The Sector Rotation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Grimaldi
Date: June 4, 2012	Mark A. Grimaldi President, Treasurer, Principal Executive Officer and Principal Financial Officer The Sector Rotation Fund